Submission	Aug. 05, 2026
Submission [Line Items]
Central Index Key	0001794515
Registrant Name	ZoomInfo Technologies Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES